Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net loss	$ (5,886)		$ (6,120)	$ (8,845)
Net cash outflow in operating activities	(5,554)		(3,125)	(4,933)
Working capital	7,213
Restricted cash and cash equivalents	1,079
Crypto and stablecoins assets	6,925
Accumulated deficit	(37,231)		(31,345)
Increase in crypto assets	2,034
Increase in accumulated deficit	2,034
Loss from disposal of property and equipment, net	2		402	718
Impairment loss on long-lived assets			$ 138	$ 912
Uncertain income tax	50.00%	50.00%
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100,000
Annual dividends, percentage	100.00%	100.00%